Financial Instruments and Fair Value Disclosures - Charterer (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	18.00%	16.00%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues		16.00%	14.00%
Swissmarine Pte. Ltd
Concentration Risk [Line Items]
Percentage of charter revenues			18.00%
Glencore Agriculture B.V., Rotterdam
Concentration Risk [Line Items]
Percentage of charter revenues			12.00%